New and amended standards and interpretations - Schedule of effects of the carrying amounts of the group's right-of-use assets and lease liabilities (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
IFRS 16 Adoption		$ 1,079,733
Additions		176,748
Modifications contracts		101,388
Depreciation expense		(206,434)
Right of use of assets		1,151,435
Flight Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
IFRS 16 Adoption	$ 1,010,200	1,010,200
Additions		172,526
Modifications contracts		97,956
Depreciation expense		(198,219)
Right of use of assets		1,082,463
Other [member]
Disclosure of quantitative information about right-of-use assets [line items]
IFRS 16 Adoption	$ 69,533	69,533
Additions		4,222
Modifications contracts		3,432
Depreciation expense		(8,215)
Right of use of assets		$ 68,972